Post balance sheet event	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet event	Post balance sheet event
Barclays Bank Ireland PLC, a wholly owned subsidiary of Barclays Bank PLC, agreed the sale of its German consumer finance business
(comprising credit cards, unsecured personal loans and deposits), currently within Head Office. Barclays has recorded a £9m loss for the disposal group within Head Office for FY24. After the balance sheet date, Barclays announced it had completed the sale as part of our ambition to simplify Barclays and support our focus on our key businesses.